SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net Income (loss)	$ (23,676)	$ (3,913)	$ 4,820
Weighted average shares outstanding-Diluted	35,881	35,556	36,319
Net Income (loss) per shares —Diluted	$ (0.66)	$ (0.11)	$ 0.13